DERIVATIVES, Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Derivatives [Abstract]
Fair value of derivative assets	$ 6,285		$ 6,285		$ 4,824
Fair value of derivative liabilities	55,845		55,845		27,943
Interest expense	25,284	$ 35,439	52,439	$ 73,618
Operating lease revenue	79,117	128,623	166,557	233,875
Debt with Floating Interest Rates Associated with Aircraft with Fixed Rate Rentals [Member]
Derivatives [Abstract]
Debt	1,000,000		1,000,000
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Notional amounts	700,000		700,000		800,000
Fair value of derivative liabilities	55,800		55,800		27,900
Interest expense	3,400	200	$ 5,300	700
Interest Rate Swap Contracts [Member] | LIBOR [Member] | Minimum [Member]
Derivatives [Abstract]
Term of variable rate			1 month
Interest Rate Swap Contracts [Member] | LIBOR [Member] | Maximum [Member]
Derivatives [Abstract]
Term of variable rate			3 months
Cross Currency Swap Contract [Member]
Derivatives [Abstract]
Notional amounts	53,600		$ 53,600
Fair value of derivative assets	6,300		6,300		$ 4,800
Operating lease revenue	$ 400	$ 300	$ 800	$ 700